Business Combination - Acquisition Accounting - Adjustments Utilized to Prepare Pro Forma Financial Information (Details) (D&I Silica, LLC, USD $)
In Thousands, except Share data, unless otherwise specified
	7 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013 Acquisition-related Costs	Dec. 31, 2012 Acquisition-related Costs		Dec. 31, 2013 Successor Acquisition-related Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Acquisition related expenses	$ (1,728)				$ (4,775)
Acquisition related costs, Pro Forma			0	[1]
Other general and administrative expenses		(81)	(239)	[1]	(117)
Interest expense on debt issued to fund acquisition		637	2,561	[1]	1,226
Depreciation and amortization expense		$ 198	$ 3,947	[1]	$ (8)
Increase in weighted average common units outstanding		1,578,947	1,578,947	[1]	696,467

[1]	The comparative period includes the combination of the Predecessor and Successor results before and after our IPO on August 16. These pro-forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred if the acquisition and IPO would have taken place on January 1, 2012.